ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade payables	$ 31,189	$ 15,184
Accrued liabilities	35,172	61,362
Accounts payable and accrued liabilities	$ 66,361	$ 76,546